SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands):

	Nine months ended September 30,
	2014	2013
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$962	$999
Derivative liability reclassified to equity upon exercise of warrants	–	80

There was no cash paid for interest and income taxes for the three or nine months ended September 30, 2014 and 2013.

NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands).

	Year Ended December 31,
	2013	2012
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$999	$674
Derivative liability reclassified to equity upon exercise of warrants	80	608

There was no cash paid for interest and income taxes for the years ended December 31, 2013 and 2012.